TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables
Opening balance	R$ (226,053)	R$ (232,830)
(Loss)/Reversal estimated	3,964	(2,959)
Recovery and write-offs of receivables	10,001	9,736
Closing balance	R$ (212,088)	R$ (226,053)